                            Cambiar Opportunity Fund
                          Annual Report   April 30, 2002
                                   UAM Funds

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   APRIL 30, 2002

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter ......................................................... 1

Statement of Net Assets ...................................................... 6

Statement of Operations ...................................................... 9

Statement of Changes in Net Assets ...........................................10

Financial Highlights .........................................................11

Notes to Financial Statements ................................................12

Report of Independent Accountants ............................................17

Board Members and Officers ...................................................18

Federal Income Tax Information ...............................................22

--------------------------------------------------------------------------------

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2002

Dear Shareholders:

As the New Year arrived, the US markets were filled with optimism that the current economic troubles were dissipating. Interest rates were at historic lows reflecting an accommodative monetary policy. Fourth quarter economic activity held up surprisingly well and leading indicators clearly pointed to signs of demand recovery on the near horizon. Against this backdrop, stocks rallied strongly off the post-September 11 lows, and by early January the S&P 500 had actually gained over seven percent from pre-attack levels.

However, this optimism began to abate by the end of March, and continues as of this report. Corporate earnings have been poor, a series of high-profile bankruptcies have been toxic to investor confidence, and despite the fact that there have not been any successful terrorist attacks in the U.S. following 9/11, the fear of a follow-on attack has clouded business confidence substantially. This has led to an extremely difficult investment climate. Value investors have generally fared better than growth investors and the broader indices such as the S&P 500, including us. But relative performance in a bleak environment can only go so far, and without question, the 12 months ended April 30th, 2002 have been about as bleak as they come in the investment industry. While it may be some time before the markets ultimately clear and stocks are able to perform on a sustained basis, we are focused now on finding ways to preserve capital and hopefully deliver some positive net performance until that day comes.

At the end of the day, investing in stocks has always been an exercise in placing capital at risk. No investment, no matter how conservative in its character, or how well renowned the company might be, or how nominally cheap the stock price is, can fairly be considered devoid of risk. Certainly, the events of the last 12 months have more than amply proved this to be the case. As professional value investors, our job is to handicap perceived risk as best we can, and seek to identify situations where perceived risk may be substantially outweighed by potential reward, i.e., value stories frequently present themselves as financially attractive stocks with one or several specific risks that need to be overcome to enjoy capital appreciation. Truly attractive value stocks have such risks, and then some, priced in. Thinking along these lines, a bear market consists of a sustained increase in perceived risk, such that valuations need to continuously compress until the inflation in company, industry, and aggregate risk is adequately offset by price. Net, this makes aggregate performance fairly tough despite the backstop of valuation.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

There are numerous factors, which have conspired to turn the prevailing optimism of the late 1990s into dour pessimism at the current time, and in association with that dour pessimism, a major increase in perceived risk by the marketplace. Poor economic performance by most of the industrialized world for the last 18 months has led to poor earnings performance and some bankruptcies. The deflation of the technology and telecommunications bubbles have led to substantial financial losses for investors over-exposed to these areas, as well the loss of a former catalyst for aggregate economic growth. The outsized rewards of bullish financial performance created graft, accounting scandals, and overextended corporate balance sheets for numerous high-profile companies, leading to additional erosion of investor confidence. Last, the duration of the malaise (the current bear market is over 2 years old at this point) has led to despondency among many investors, with a noticeable decrease in market liquidity in 2002. The loss of market liquidity places additional risk on all equity investments.

Net, all of the above pessimism has amounted to a secular increase in equity risk, a variable that had steadily declined throughout the 1990s, permitting valuations to expand. Multiple contraction has been the norm in the post-bubble era up to this point. Cambiar Investors has managed to rotate against the grain of the market and hold positions in pockets of relative strength and stability; nevertheless, the challenge remains daunting, and as of this publication, the end of this process of multiple compression and is not in sight.


In this unusual environment, Cambiar recognized the need for extreme vigilance regarding accounting clarity and cash flow generation capacity. During the first quarter, we conducted a formal review of the entire portfolio to focus on companies that could be vulnerable to accounting-related attacks. We always try to test for these warning signs before making any purchase, but believed that the market's newly heightened sensitivity to accounting practices made a complete review prudent.

Unlike many of our peers, our investing philosophy has remained steady even as the market has gone through wild changes in style preferences between growth and value and large cap and small. Our results verify our belief that buying fundamentally strong companies with attractive growth outlooks, but only when they are selling at low valuations relative to their historical patterns works in almost all environments. Neither we nor anyone else will ever be perfect in our investment choices and some stocks will prove disappointing. However, our aggregate performance both recent and long term in good markets and bad reflects our strong discipline.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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In the near term, investors are likely to position themselves in companies that will benefit from an economic recovery but unfortunately, the pace may be slower than investors are predicting. We believe investors are likely to be skeptical of companies that do not exhibit stronger financials and tangible signs of improvement through 2002. Looking ahead to the rest of 2002 and onward to 2003, there is no question lower interest rates, lower taxes, higher government spending and the simple passage of time needed to work off excess inventories and capacity should lead to a stronger economy. However, the benefits of economic recovery will not likely be spread evenly. Some industries had deep structural problems entering this recession and are unlikely to emerge either soon or strongly, and of course some companies have positioned themselves for a recovery better than others. Throughout 2002, we will continue to capitalize on available investment opportunities. Also, the changing global economy and business conditions should continue to favor the combination of flexibility and discipline that Cambiar's relative-value style of investing has demonstrated.

Regards,

/s/ Brian Barish, CFA

Brian Barish, CFA

President, Cambiar Investors LLC

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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                        Definition of Comparative Indices
                        ---------------------------------

NASDAQ Composite Index is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market system traded foreign common stocks and ADRs.

Russell 1000 Value Index contains securities in the Russell 1000 Indexes with less-than-average growth orientation. Companies generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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Growth of a $10,000 Investment

                                    [CHART]

Comparison of Change in the Value of a $10,000 Investment in the Cambiar Opportunity Portfolio, versus the S&P 500 Index

          Annualized   Annualized
One Year    3 year    Inception to
 Return     Return        Date
 -3.32%     11.28%       14.86%

                                 Cambair      S&P
                               Opportunity    500
                                Portfolio    Index
                     6/30/98    $10,000     $10,000
                     Apr 99     $12,345     $11,913
                     Apr 00     $15,216     $13,120
                     Apr 01     $17,595     $11,418
                     Apr 02     $17,011      $9,976

*  Beginning of operations.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

See definition of comparative index on page 4.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   APRIL 30, 2002

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
COMMON STOCK - 96.9%

                                               Shares       Value
                                              -------    -----------

AEROSPACE & DEFENSE -- 2.6%
  Raytheon ..................................  24,000    $ 1,015,200
                                                         -----------

AUTOPARTS -- 1.5%
  Goodyear Tire & Rubber ....................  25,400        565,150
                                                         -----------

BANKING -- 11.6%
  Bank of America ...........................  10,600        768,288
  FleetBoston Financial .....................  38,000      1,341,400
  ING Groep ADR .............................  45,000      1,185,300
  US Bancorp ................................  50,000      1,185,000
                                                         -----------
                                                           4,479,988
                                                         -----------

COMPUTER SERVICES -- 7.1%
  Electronic Data Systems ...................  33,000      1,790,580
  Unisys* ...................................  70,000        945,000
                                                         -----------
                                                           2,735,580
                                                         -----------

COMPUTER SOFTWARE -- 7.8%
  BMC Software* ............................. 100,000      1,446,000
  Parametric Technology* .................... 105,000        424,200
  Synopsys* .................................  25,000      1,127,750
                                                         -----------
                                                           2,997,950
                                                         -----------

ENTERTAINMENT -- 1.5%
  Carnival Corporation ......................  17,800        592,918
                                                         -----------

FOOD, BEVERAGE & TOBACCO -- 4.1%
  Diageo ADR ................................   9,900        523,215
  Sara Lee ..................................  50,000      1,059,000
                                                         -----------
                                                           1,582,215
                                                         -----------

INSURANCE -- 17.4%
  Aetna .....................................  16,300        775,880
  Allianz ADR ...............................  50,000      1,185,000
  Allstate ..................................  35,000      1,390,900
  MBIA ......................................  19,400      1,046,242
  Prudential* ...............................  11,000        353,100
  Safeco ....................................  23,000        768,200
  Travelers Property* .......................  65,000      1,208,350
                                                         -----------
                                                           6,727,672
                                                         -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   APRIL 30, 2002

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COMMON STOCK - continued

                                                          Shares    Value
                                                          ------  ----------

MEDIA -- 1.6%
  General Motors Corp. Cl H* ...........................  40,000  $  599,200
                                                                  ----------

MEDICAL PRODUCTS & SERVICES -- 5.3%
  Boston Scientific* ...................................  22,000     548,240
  Guidant* .............................................  40,000   1,504,000
                                                                  ----------
                                                                   2,052,240
                                                                  ----------

PETROLEUM & FUEL PRODUCTS -- 10.1%
  Conoco ...............................................  25,000     701,250
  Ensco International ..................................  15,800     533,408
  Noble Drilling* ......................................  14,000     606,900
  Schlumberger .........................................  22,000   1,204,500
  Transocean Sedco Forex ...............................  24,000     852,000
                                                                  ----------
                                                                   3,898,058
                                                                  ----------

PHARMACEUTICALS -- 11.4%
  Abbott Laboratories ..................................  14,000     755,300
  Roche Holding ADR ....................................  10,300     780,390
  Schering-Plough ......................................  82,500   2,252,250
  Watson Pharmaceuticals* ..............................  25,000     615,000
                                                                  ----------
                                                                   4,402,940
                                                                  ----------

PRINTING & PUBLISHING -- 1.1%
  Gannett ..............................................   6,000     439,800
                                                                  ----------

RETAIL -- 11.6%
  Circuit City Stores ..................................  55,000   1,185,800
  CVS ..................................................  40,000   1,339,200
  Limited ..............................................  70,000   1,341,200
  Nordstrom ............................................  27,000     633,420
                                                                  ----------
                                                                   4,499,620
                                                                  ----------

TELEPHONES & TELECOMMUNICATIONS -- 2.2%
  Motorola .............................................  55,000     847,000
                                                                  ----------

  TOTAL COMMON STOCK
    (Cost $35,519,304) ................................           37,435,531
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   APRIL 30, 2002

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SHORT-TERM INVESTMENT -- 0.9%

                                                             Face
                                                            Amount      Value
                                                           --------- -----------
REPURCHASE AGREEMENT -- 0.9%
  JP Morgan Chase Securities Inc. 1.55% dated
    04/30/02, matures 05/01/02, to be repurchased
    at $328,014, collateralized by $314,448 of U.S.
    Treasury Notes valued at $328,000 (Cost $328,000) ...  $ 328,000 $   328,000
                                                                     -----------

TOTAL INVESTMENTS -- 97.8%
  (Cost $35,847,304) (a) ................................             37,763,531
                                                                     -----------
OTHER ASSETS AND LIABILITIES -- 2.2% ....................                863,653
                                                                     -----------
NET ASSETS CONSIST OF:
  Paid in Capital .......................................             37,591,600
  Accumulated Net Realized Loss .........................               (880,643)
  Unrealized Appreciation on Investments ................              1,916,227
                                                                     -----------
TOTAL NET ASSETS -- 100% ................................            $38,627,184

Institutional Class Shares:
  Shares Issued and Outstanding
    (Unlimited authorization, no par value) .............              3,009,037
  Net Asset Value, Offering and Redemption Price Per
    Share ...............................................                 $12.84
                                                                          ======

  *  Non-Income Producing Security

ADR  American Depositary Receipt

 Cl  Class

(a) The cost for federal income tax purposes was $35,950,012. At April 30, 2002, net unrealized appreciation for all securities based on tax cost was $1,813,519. This consisted of aggregate gross unrealized appreciation for all securities of $3,759,654 and an aggregate gross unrealized depreciation for all securities of $1,946,135.

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                      CAMBIAR OPPORTUNITY PORTFOLIO
                                               FOR THE YEAR ENDED APRIL 30, 2002

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends .................................................  $  219,452
Interest ..................................................      43,030
Less: Foreign Taxes Withheld ..............................      (5,860)
                                                             ----------
Total Income ..............................................     256,622
                                                             ----------
Expenses
Investment Advisory Fees-- Note B .........................     188,780
Administrative Fees-- Note C ..............................      68,279
Printing Fees .............................................      29,459
Legal Fees ................................................      24,968
Transfer Agency Fees ......................................      22,171
Shareholder Servicing Fees-- Note F .......................      14,051
Audit Fees ................................................      13,498
Call Center Fees-- Note C .................................      11,530
Registration and Filing Fees ..............................      11,202
Custodian Fees ............................................       6,751
Trustees' Fees-- Note E ...................................       4,414
Other Expenses ............................................       4,538
                                                             ----------
Total Expenses ............................................     399,641
Less Waiver of Investment Advisory Fees-- Note B ..........    (154,059)
                                                             ----------
Net Expenses Before Expense Offset ........................     245,582
Expense Offset-- Note A ...................................        (166)
                                                             ----------
Net Expenses After Expense Offset .........................     245,416
                                                             ----------
Net Investment Income .....................................      11,206
                                                             ----------
Net Realized Loss on Investments ..........................    (879,226)
Net Change in Unrealized Appreciation (Depreciation) on
Investments ...............................................   1,144,796
                                                             ----------
Net Gain on Investments ...................................     265,570
                                                             ----------
Net Increase in Net Assets Resulting from Operations ......  $  276,776
                                                             ==========


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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STATEMENT OF CHANGES IN NET ASSETS

                                                      Year           Year
                                                      Ended          Ended
                                                    April 30,      April 30,
                                                      2002           2001
                                                   -----------    ----------


Increase (Decrease) in Net Assets
Operations:
  Net Investment Income .......................    $    11,206    $   23,902
  Net Realized Gain (Loss) ....................       (879,226)       71,614
  Net Change in Unrealized Appreciation
   (Depreciation)..............................      1,144,796       674,830
                                                   -----------    ----------
  Net Increase in Net Assets Resulting
    from Operations ...........................        276,776       770,346
                                                   -----------    ----------
Distributions:
  Net Investment Income .......................        (12,417)      (24,242)
  In Excess of Net Investment Income ..........             --       (26,924)
  Net Realized Gain ...........................         (1,552)     (804,961)
                                                   -----------    ----------
    Total Distributions .......................        (13,969)     (856,127)
                                                   -----------    ----------
Capital Share Transactions:
  Issued ......................................     34,812,776     1,604,210
  In Lieu of Cash Distributions ...............         13,929       856,127
  Redeemed ....................................     (2,473,527)     (438,817)
                                                   -----------    ----------
  Net Increase from Capital Share Transactions      32,353,178     2,021,520
                                                   -----------    ----------
    Total Increase ............................     32,615,985     1,935,739
Net Assets:
  Beginning of Period .........................      6,011,199     4,075,460
                                                   -----------    ----------
  End of Period ...............................    $38,627,184    $6,011,199
                                                   ===========    ==========
Shares Issued and Redeemed:
  Shares Issued ...............................      2,751,123       126,187
  In Lieu of Cash Distributions ...............          1,101        68,419
  Shares Redeemed .............................       (195,551)      (30,675)
                                                   -----------    ----------
  Net Increase in Shares Outstanding ..........      2,556,673       163,931
                                                   ===========    ==========


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                             Year       Year        Year      June 30,
                                            Ended      Ended        Ended     1998* to
                                           April 30,  April 30,   April 30,   April 30,
                                             2002       2001        2000         1999
                                          ----------  ---------   ---------   ---------
Net Asset Value, Beginning of Period .... $ 13.29     $ 14.13     $ 12.29     $ 10.00
Income from Investment Operations
Net Investment Income ...................    0.01        0.11          --        0.04
Net Realized and Unrealized Gain (Loss)..   (0.45)++     1.93        2.78        2.29
                                          -------     -------     -------     -------
Total from Investment Operations ........   (0.44)       2.04        2.78        2.33
                                          -------     -------     -------     -------
Distributions:
Net Investment Income ...................   (0.01)      (0.08)         --       (0.04)
In Excess of Net Investment Income.......      --       (0.09)      (0.07)         --
Net Realized Gain .......................      --       (2.71)      (0.87)         --
                                          -------     -------     -------     -------
Total Distributions .....................   (0.01)      (2.88)      (0.94)      (0.04)
                                          -------     -------     -------     -------
Net Asset Value, End of Period .......... $ 12.84     $ 13.29       14.13     $ 12.29
                                          =======     =======     =======     =======
Total Return+ ...........................   (3.32)%     15.63%      23.26%      23.44%***
                                          =======     =======     =======     =======

Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ... $38,627     $ 6,011     $ 4,075     $ 2,389
Ratio of Expenses to Average Net Assets..    1.30%       1.30%       1.31%       1.31%**
Ratio of Net Investment Income to
Average Net Assets ......................    0.06%       0.49%       0.01%       0.42%**
Portfolio Turnover Rate .................      47%         96%         95%         78%

  * Commencement of Operations
 ** Annualized
*** Not annualized
  + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
 ++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II, and UAM Funds Trust (collectively the "UAM Funds ") are registered under the Investment Company Act of 1940, as amended. The Cambiar Opportunity Portfolio (the "Portfolio "), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 2002, the UAM Funds were comprised of 22 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide capital growth and preservation and to provide above-average performance in both rising and falling market periods by investing primarily in common stocks that have limited downside risk with positive upside potential.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral "), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------
     of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.


          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.


          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains and losses on investments.


          These book differences may be permanent or temporary in nature. To the extent these differences are permanent, they are credited or charged to paid in capital or accumulated net realized loss as appropriate in the period these differences arise.

          Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications of an increase of $1,211 to net investment income, a decrease of $82 to accumulated net realized loss, and a decrease to paid in capital of $1,293.

          These reclasses have no effect on net assets or net asset value per share.

          Permanent book-tax differences are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Federal Tax Information: The tax character of dividends and distributions paid during the years ended April 30, 2002 and April 30, 2001 were as follows:

                                    2002             2001
                                  -------          --------
Ordinary Income ................  $11,207          $716,789
Long-Term Capital Gain .........    1,470           139,338
Return of Capital ..............    1,292                --
                                  -------          --------
      Total ....................  $13,969          $856,127
                                  =======          ========

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------
            As of April 30, 2002, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows:

     Capital Loss Carryforwards (expires April 30, 2010) ...  $   (34,801)
     Post October Losses ...................................     (743,132)
     Unrealized Depreciation ...............................   (1,813,518)

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.


     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cambiar Investors, LLC (the "Adviser "), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets. The Adviser, formerly known as Cambiar Investors, Inc. (the "Former Adviser"), was purchased by Cambiar LLLP as of July 31, 2001. Cambiar LLLP is controlled by six partners of Cambiar LLLP who were formerly senior officers of the Former Adviser. Despite this transaction, there are no changes in the actual investment management services, administrative functions, supervisory responsibilities or fee arrangements for the fund and the Adviser continues the relationship of the Former Adviser. The Former Adviser was an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation). The Adviser and Former Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commissions and extraordinary expenses, from exceeding 1.30% of average daily net assets.

     C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of $54,500.

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------
     Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio.

     DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with UAM Funds.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center (PBHGSSC, formerly UAMSSC) whereby PBHGSSC began providing Call Center services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the year ended April 30, 2002, the Portfolio paid PBHGSSC $11,530.

     D. Distribution Services: The UAM Funds and Fund Distributors, Inc., (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

     Prior to April 1, 2001, UAM Fund Distributors, Inc., distributed the shares of the Portfolio and received no fees for services under this agreement.

     E. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds (however, including retainer fees, each Trustee member must receive a minimum of $7,500 for each meeting other than a private or telephone meeting).

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the year ended April 30, 2002, the Portfolio made purchases of $39,631,458 and sales of $8,160,052 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------
each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 2002, the Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2002, 67% of total shares outstanding were held by 1 record shareholder, owning 10% or greater of the aggregate total shares outstanding.

     J. Shareholder Voting Results. At a shareholder meeting held on November 20, 2001, the shareholders of Cambiar Opportunity Portfolio voted on the proposal listed below. The results of the voting were as follows:

     To approve a new Investment Advisory Agreement between Cambiar Opportunity Portfolio and Cambiar Investors, LLC:

              SHARES VOTED     % OF SHARES VOTED     % OF SHARES OUTSTANDING
              ------------     -----------------     -----------------------
FOR             1,005,226            99.79%                   82.35%
AGAINST             1,324             0.13%                    0.10%
ABSTAIN               757             0.07%                    0.06%

     K. Reorganization: The Board of Directors of UAM Funds, Inc. and UAM Funds, Inc. II and the Board of Trustees of UAM Funds Trust approved a reorganization of the UAM Funds (the "Reorganization"), whereby the assets and liabilities of each UAM Fund would be transferred into corresponding portfolios of The Advisors' Inner Circle Fund. As a result of the Reorganization, each UAM Fund shareholder will become a shareholder of the corresponding Advisors' Inner Circle Fund portfolio. The Reorganization is scheduled to occur at the close of business on June 21, 2002.

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Cambiar Opportunity Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cambiar Opportunity Portfolio (one of the portfolios constituting UAM Fund Trust, hereafter referred to as the "Portfolio") at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
June 14, 2002

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

Board Members and Officers (Unaudited):

Information pertaining to the trustees and officers of the UAM Funds Trust (the "Trust") is set forth below. Board Members who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Board Members who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Mr. Powers is considered an "Interested Board Member" because (1) he serves as an officer of the Trust and
(2) is an employee of Old Mutual (US) Holdings Inc., the parent of several advisers in the UAM Funds Complex. Mr. English has an investment advisory relationship with Investment Counselors of Maryland, LLC, an investment adviser to one of the Funds in the UAM Funds Complex. However, the Trust does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an Interested Board Member. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                                   Number of
                                                                                                   Portfolios in
                                            Term of                                                UAM Funds         Other
                                            Office and                                             Complex           Directorship
                            Position(s)     Length of                                              Overseen by       Held by
Name, Address,              Held with the   Time           Principal Occupation(s)                 Board             Board
Date of Birth/1/            Trust           Served/2/      During Past 5 Years                     Member/3/         Member/4/
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS

John T. Bennett, Jr.         Trustee         1/89        Mr. Bennett is President of Squam            22              None
Age: 73                                                  Investment Management Company, Inc.
                                                         and Great Island Investment Company, Inc.
                                                         (investment management). From 1988 to
                                                         1993. Mr. Bennett was President of
                                                         Bennett Management Company.

Nancy J. Dunn                Trustee         6/20/97     Ms. Dunn has been Financial Officer          22              None
Age: 50                                                  of World Wildlife Fund (nonprofit) since
                                                         January 1999. From 1991 to 1999, Ms.
                                                         Dunn was Vice President for Finance
                                                         and Administration and Treasurer of
                                                         Radcliffe College (education).

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                      Portfolios in
                                               Term of                                                UAM Funds         Other
                                               Office and                                             Complex           Directorship
                               Position(s)     Length of                                              Overseen by       Held by
  Name, Address,               Held with the   Time           Principal Occupation(s)                 Board             Board
  Date of Birth/1/             Trust           Served/2/      During Past 5 Years                     Member/3/         Member/4/
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS (continued)

William A. Humenuk              Trustee         1/89        Mr. Humenuk has been Senior Vice President      22            None
Age: 60                                                     Administration, General Counsel and
                                                            Secretary of Lone Star Industries Inc.
                                                            (cement and ready-mix concrete) since March
                                                            2000. From June 1998 to March 2000 he was
                                                            Executive Vice President and Chief Adminis-
                                                            trative Officer of Philip Services Corp.
                                                            (ferrous scrap processing, brokerage and
                                                            industrial outsourcing services). Mr. Humenuk
                                                            was a Partner in the Philadelphia office of
                                                            the law firm Dechert Price & Rhoads from July
                                                            1976 to June 1998. He was also formerly a
                                                            Director of Hofler Corp. (manufacturer of
                                                            gear grinding machines).

Philip D. English               Trustee         10/88       Mr. English is President and Chief Executive    22            None
Age: 53                                                     Officer of Broventure Company, Inc., a
                                                            company engaged in the investment
                                                            management business. He is also Chairman
                                                            of the Board of Chektec Corporation (drugs)
                                                            and Cyber Scientific, Inc. (computer mouse
                                                            company).
INTERESTED BOARD MEMBERS

Scott F. Powers/5/              Trustee,        01/01/02    Mr. Powers has been Chief Executive             22            None
Age: 42                         Chairman,                   Officer of Old Mutual (US) Holdings Inc.
                                of the Board                (financial services) and Old Mutual Asset
                                                            and Managers (financial services) since
 President                                                  December 2001. From 1998 to September,
                                                            2001 he was Executive Vice President of
                                                            Sales, Marketing and Product Development
                                                            at Mellon Institutional (financial service).
                                                            Mr. Powers was Chief Operation Officer at
                                                            Boston Company Asset Management
                                                            (financial services) from 1996 to 1998.

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                                       Number of
                                                                                                     Portfolios in
                                                Term of                                                UAM Funds          Other
                                               Office and                                               Complex       Directorship
                                 Position(s)   Length of                                               Overseen by       Held by
     Name, Address,             Held with the    Time             Principal Occupation(s)                 Board           Board
     Date of Birth/1/               Trust      Served/2/           During Past 5 Years                   Member/3/       Member/4/
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Linda T. Gibson                 Vice President  6/27/00     General Counsel and Senior Vice                 N/A             N/A
200 Clarendon and Secretary                                 Old Mutual (US) Holdings Inc. (financial
Street                                                      services); President of UAM Investment
Boston, MA 02116                                            Services, Inc. (financial services), UAM Fund
Age: 36                                                     Services, Inc. (financial services) and UAM
                                                            Fund Distributors, Inc.(broker-dealer) since
                                                            April, 2000; Trustee and President of UAM
                                                            Trust Company (trust company) since
                                                            April, 2001; Director of UAM Funds plc
                                                            (UCITS fund) since April 2001; various
                                                            director and officer positions with
                                                            subsidiaries of Old Mutual (US) Holdings
                                                            Inc. and investment products managed by
                                                            such subsidiaries; Senior Vice President
                                                            and Secretary of Signature Financial
                                                            Group, Inc. (financial services) and
                                                            affiliated broker-dealers from 1991 to
                                                            2000; Director and Secretary of
                                                            Signature Financial Group Europe, Ltd.
                                                            (financial services) from 1995 to 2000;
                                                            Secretary of the Citigroup Family of
                                                            Mutual Funds (mutual funds) from 1996 to
                                                            2000; Secretary of the 59 Wall Street Family
                                                            of Mutual Funds (mutual funds) from 1996 to
                                                            2000.

Sherry Kajdan                   Vice President  3/15/01     Vice President and Assistant Secretary of SEI   N/A             N/A
 Vetterlein                     and Assistant               Investments Mutual Funds Services since
One Freedom                     Secretary                   January 2001. Shareholder/Partner, Buchanan
Valley Drive                                                Ingersoll Professional Corporation (law firm)
Oaks, PA 19456                                              (1992-2000).
Age: 39

Christopher F.                  Treasurer       3/15/01     Director, Fund Accounting, SEI                  N/A             N/A
 Salfi                                                      Investments Mutual Funds Services since
530 East                                                    January 1998; prior to his current position,
Swedesford Road                                             served most recently as Fund Accounting
Wayne, PA 19087                                             Manager of SEI Investments Mutual Funds
Age: 38                                                     Services from 1994 to 1998; Investment
                                                            Accounting Manager at PFPC Inc. (mutual
                                                            fund services) from 1993 to 1994; FPS Services,
                                                            Inc. (mutual fund services) from 1986 to 1993.

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                      Portfolios in
                                               Term of                                                UAM Funds         Other
                                               Office and                                             Complex           Directorship
                               Position(s)     Length of                                              Overseen by       Held by
  Name, Address,               Held with the   Time           Principal Occupation(s)                 Board             Board
  Date of Birth/1/             Trust           Served/2/      During Past 5 Years                     Member/3/         Member/4/
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (continued)

Molly S. Mugler                 Assistant       3/15/01     Vice President and Assistant General Counsel       N/A         N/A
200 Clarendon Street            Secretary                   of Old Mutual (US) Holdings Inc. (financial
Boston, MA 02116                                            services) since January 2001; various officer
Age: 50                                                     positions with subsidiaries of Old Mutual
                                                            (US) Holdings Inc. and investment products
                                                            managed by such subsidiaries since January
                                                            2001; Secretary of Signature Financial Group,
                                                            Inc. (financial services) and subsidiaries
                                                            (including affiliated broker-dealers) and
                                                            investment products serviced by such
                                                            subsidiaries until 2001; President of SFG
                                                            Global Investments, Inc. (commodity pool
                                                            operator) until 2001.

Suzan M. Barron                 Assistant       6/29/01     Vice President and Senior Legal Counsel of         N/A         N/A
200 Clarendon Street            Secretary                   Old Mutual (US) Holdings Inc. (financial services)
Boston, MA 02116                                            since July 2001; Vice President and Counsel
Age: 37                                                     of Liberty Financial Companies, Inc. (financial
                                                            services) from 1998 to 2001; Assistant Secretary
                                                            to Liberty Funds Group (mutual funds) from 1998
                                                            to 2001; Counsel of Manufacturers Life
                                                            Insurance Company from 1997 to 1998; Vice
                                                            President and Counsel of Citizens Advisors,
                                                            Inc. (mutual funds) from 1996 to 1997.

----------

/1/ Each trustee may be contacted by writing to the trustee c/o UAM Funds Trust, 200 Clarendon Street, 53rd Floor, Boston Massachusetts 02116, Attn:
     Linda T. Gibson.

/2/ Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor or (b) the date a trustee dies, resigns or is removed by the Board in accordance with the Trust's by-laws. Each officer holds office for a one-year term until: (a) his/her reappointment by the Board; (b) his/her successor is chosen and qualifies; or (c) he/she dies, resigns or is removed by the Board in accordance with the Trust's by-laws.

/3/ The "UAM Funds Complex" consists of all registered investment companies for which any subsidiary or affiliate of Old Mutual (US) Holdings Inc. serves as investment adviser, including the Company, UAM Funds, Inc. and UAM Funds, Inc. II. As of April 30, 2002, the UAM Funds Complex consisted of 22 Funds. In addition to the Trust, each trustee also serves as a Board Member of UAM Funds Inc. and UAM Funds, Inc. II. In addition to the Trust, each officer also serves as an officer of UAM Funds, Inc. and UAM Funds, Inc. II.

/4/ Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

/5/ Mr. Powers is deemed an interested trustee because of his employment by Old Mutual (US) Holdings Inc.

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------
Federal Income Tax Information: (Unaudited)

For the period ended April 30, 2002, the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for corporate shareholders is 100% for the Cambiar Opportunity Portfolio.

     Cambiar Opportunity Portfolio hereby designates approximately $1,470 as a 20% long-term capital gain dividend for the purposes of dividend paid deduction on its federal income tax return.

                                      NOTES

                                      NOTES

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

--------------------------------------------------------------------------------
Officers and Trustees

Scott F. Powers                          Linda T. Gibson, Esq.
Trustee, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                     Sherry Kajdan Vetterlein
Trustee                                  Vice President and Assistant Secretary

Nancy J. Dunn                            Christopher F. Salfi
Trustee                                  Treasurer

Philip D. English                        Suzan M. Barron
Trustee                                  Assistant Secretary

William A. Humenuk                       Molly S. Mugler
Trustee                                  Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
--------------------------------------------------------------------------------
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Cambiar Investors, LLC
2401 E. Second Avenue
Suite 400
Denver, CO 80206

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------